Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
15.1    Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.24	12.31.23	12.31.24	12.31.23
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	100	100	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Banco GGAL S.A.	1,244,048,856	—	99.99%	—%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99%	99.99%
Galicia Capital US LLC	1,000	1,000	100.00%	100.00%
Galicia Holdings US Inc.	1,000	1,000	100.00%	100.00%
Galicia Investments LLC	100	100	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,887	1,830,887	100.00%	100.00%
Galicia Ventures LP	1,000	1,000	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.	1,791,487	—	100.00%	—%
GGAL Holdings S.A.	748,712,987,065	—	100.00%	—%
GGAL Participaciones S.A.U.	11,513,929	—	100.00%	—%
GGAL Seguros S.A.(*)	37,855,000	—	100.00%	—%
GGAL Seguros de Retiro S.A.(*)	49,803,430	—	100.00%	—%
IGAM LLC	100	100	100.00%	100.00%
INVIU S.A.U.	809,611,333	809,611,333	100.00%	100.00%
INVIU Capital Markets Limited	1	1	100.00%	100.00%
INVIU Manager Investment Ltd.	1	—	100.00%	—%
INVIU México S.A.P.I. de C.V.	1,500	—	100.00%	—%
INVIU Perú S.A.B. S.A.C.	2,439,992	—	100.00%	—%
INVIU Technology Limited	1	1	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.	300,000,000	300,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Nera Paraguay S.A.	1,000	—	100.00%	—%
Nera Uruguay S.A.	30,133	10,000	100.00%	100.00%
NHI(UK) Limited	19,000,000	—	100.00%	—%
N-xers S.A. de C.V.	405,816,000	—	100.00%	—%
Sudamericana Holding S.A.	32,717,429	32,717,429	100.00%	100.00%
Sudamericana Seguros Galicia S.A.(*)	4,512,697,946	4,512,697,946	99.43%	99.43%
Tarjeta Naranja S.A.U.	2,896	2,896	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Vestly Asset Management LLC	100	—	100.00%	—%
Vestly México S.A. de C.V.	1,500	—	100.00%	—%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.24
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	3,114,186	1,741,064	1,373,122	(3,431,240)
Agri Tech Investments LLC	1,524,248	141,392	1,382,856	(2,202,291)
Banco de Galicia y Buenos Aires S.A.U.	21,650,681,532	17,253,665,742	4,397,015,790	1,356,024,083
Banco GGAL S.A. (**)	5,647,423,202	4,166,011,683	1,481,411,519	(163,741,840)
Galicia Asset Management S.A.U.	85,453,480	31,889,854	53,563,626	68,249,556
Galicia Broker Asesores de Seguros S.A.	2,852,977	957,757	1,895,220	2,495,730
Galicia Capital US LLC	3,725,503	1,499,906	2,225,597	(1,256,211)
Galicia Holdings US Inc.	5,159,572	—	5,159,572	(1,907,343)
Galicia Investments LLC	24,377	—	24,377	(11,859)
Galicia Retiro Compañía de Seguros S.A.U. (***)	6,123,205	5,690,298	432,907	(1,278,348)
Galicia Securities S.A.U.	164,158,102	126,695,334	37,462,768	24,260,559
Galicia Seguros S.A.U. (***)	49,381,380	24,932,086	24,449,294	3,046,917
Galicia Ventures LP	2,437,740	—	2,437,740	(1,038,355)
Galicia Warrants S.A.	12,393,562	3,895,833	8,497,729	1,035,508
GGAL Asset Management S.A. S.G.F.C.I. (**)	22,644,857	4,798,219	17,846,638	635,271
GGAL Holdings S.A. (**)	1,632,063,244	3,951,695	1,628,111,549	(171,064,849)
GGAL Participaciones S.A.U. (**)	7,324,678	1,794,674	5,530,004	(2,667,809)
GGAL Seguros S.A. (**)	238,346	185,847	52,499	6,911
GGAL Seguros de Retiro S.A. (**)	353,192	318,621	34,571	2,766
IGAM LLC	20,595,120	2,926	20,592,194	(11,659,852)
INVIU S.A.U.	126,139,846	116,905,609	9,234,237	(7,642,233)
INVIU Capital Markets Limited	2,253,594	258,501	1,995,093	112,382
INVIU Manager Investment Ltd.	122,030	23,230	98,800	(3,872)
INVIU México S.A.P.I. de C.V.	79	—	79	68
INVIU Perú S.A.B. S.A.C.	682,068	178,185	503,883	(132,770)
INVIU Technology Limited	255,705	154,687	101,018	95,768
INVIU Uruguay Agente de Valores S.A.	3,076,758	1,549,649	1,527,109	2,954
Naranja Digital Compañía Financiera S.A.U.	1,614,738,510	1,530,604,194	84,134,316	50,857,429
Nera Paraguay S.A.	141,392	—	141,392	(27,244)
Nera Uruguay S.A.	2,086	21,511	(19,425)	(18,940)
NHI(UK) Limited	20,658,177	—	20,658,177	59,600
N-xers S.A. de C.V.	20,658,671	—	20,658,671	40,638
Sudamericana Holding S.A. (***)	41,668,374	1,100,635	40,567,739	(16,612,088)
Sudamericana Seguros Galicia S.A. (***)	255,113,689	243,338,811	11,774,878	(22,332,429)
Tarjeta Naranja S.A.U.	3,456,748,840	2,790,209,417	666,539,423	185,514,733
Tarjetas Regionales S.A.	806,800,441	19,010,578	787,789,863	233,403,856
Vestly Asset Management LLC	103	—	103	16
Vestly México S.A. de C.V.	75	—	75	65
Well Assistance S.A.U. (***)	72,518	21,826	50,692	45,623
____________________
(*)    Income attributable to the shareholders of the parent.
(**)Results corresponding to the month of December 2024.
(***) Results for the 12-month period ended December 31, 2024.

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	6,070,588	1,969,979	4,100,609	(1,701,770)
Agri Tech Investments LLC	2,838,253	—	2,838,253	(2,986,672)
Banco de Galicia y Buenos Aires S.A.U.	18,864,751,990	15,268,463,041	3,596,288,949	613,295,953
Cobranzas Regionales S.A.	—	—	—	(8,089,091)
Galicia Asset Management S.A.U.	62,663,964	20,772,640	41,891,324	53,790,630
Galicia Broker Asesores de Seguros S.A. (**)	3,577,650	1,169,454	2,408,196	3,194,838
Galicia Capital US LLC	88,029	—	88,029	(34,097)
Galicia Holdings US Inc.	88,046	88,029	17	9
Galicia Investments LLC	17,404	—	17,404	(15,681)
Galicia Retiro Compañía de Seguros S.A.U. (**)	8,451,130	6,739,874	1,711,256	236,888
Galicia Securities S.A.U.	126,175,880	101,518,888	24,656,992	27,834,277
Galicia Seguros S.A.U. (**)	49,883,027	19,139,515	30,743,512	15,356,894
Galicia Ventures LP	1,740,428	—	1,740,428	479,324
Galicia Warrants S.A.	12,151,596	4,131,353	8,020,243	364,780
IGAM LLC	26,120,664	4,900	26,115,764	3,246,941
INVIU S.A.U.	108,729,756	91,853,286	16,876,470	1,216,462
INVIU Capital Markets Limited	39,646	37	39,609	20,476
INVIU Technology Limited	6,076	—	6,076	(5,357)
INVIU Uruguay Agente de Valores S.A.	4,049,539	2,525,385	1,524,154	(811,524)
Naranja Digital Compañía Financiera S.A.U.	535,268,142	502,628,998	32,639,144	(14,720,325)
Nera Uruguay S.A.(****)	—	1,152	(1,152)	562
Sudamericana Holding S.A. (**)	70,783,767	5,421,927	65,361,840	25,393,345
Sudamericana Seguros Galicia S.A.(*****)	346,735,388	312,628,081	34,107,307	991,253
Tarjeta Naranja S.A.U.	2,412,434,597	1,896,651,108	515,783,489	62,132,198
Tarjetas Regionales S.A.	597,497,533	24,681	597,472,852	33,623,203
Well Assistance S.A.U. (***)	1,206	7,232	(6,026)	(6,026)
____________________
((*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.
Corporate Reorganization
Tarjeta Naranja S,A.U. and Cobranzas Regionales S.A.
On July 14, 2023, the Group decided to initiate the necessary steps to carry out a merger by absorption (the “Merger”), whereby Tarjeta Naranja S.A.U. (absorbing company) absorbs Cobranzas Regionales S.A. (absorbed company) effective as from October 1, 2023.
The Merger was carried out within the provisions established in Article 80, Paragraph c), and concordant articles of the Income Tax Law No. 20,628 (Ordered Text of 2019) and its regulations, with the aim, inter alia, of: (i) unifying the administration and management of both companies, with the consequent optimization of services and reduction of costs, (ii) unifying the commercial and marketing programs, (iii) increasing synergy and efficiency to provide a better and more effective customer service and a more efficient rendering of services, (iv) strengthening the payment pooling business within the economic group with the commercial experience Tarjeta Naranja S.A.U. has with its network of physical branch offices (more than 150 throughout the country), and (v) improving the organization and use of resources.
The Prior Merger Agreement was executed by the parties on December 4, 2023, having been approved by the Boards of Directors of Tarjeta Naranja S.A.U. (absorbing company) and Cobranzas Regionales (absorbed company) on the same date.
Participation in other controlled companies
During the first quarter of 2023, the Board of Directors of Grupo Financiero Galicia S.A. decided to create two companies, Galicia Investments LLC in the state of Delaware, in the United States of America, and Galicia Ventures LP in Ontario, Canada, in order to facilitate the investment initiatives within the open innovation and corporate venturing program.
On October 11, 2023, the Group acquired 99.434% of the capital stock of Seguros Sura S.A., an insurance company with insurance solutions and services for individuals and families, SMEs, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors (see Note 15.3 - Business combinations).
On October 23, 2023, the Board of Directors of the Company decided to create two companies in the United States of America, Galicia Holdings US Inc. in the state of Delaware, controlling Galicia Capital US LLC, in the state of Florida, a company aimed at attracting new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
On April 9, 2024, Grupo Galicia entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”), under which it simultaneously acquired the shareholdings that HLA directly held in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A.) (see Note 15.3- Business combinations).
On November 19, 2024, the Board of Directors of the Company together with its subsidiary Tarjetas Regionales S.A. resolved the creation of a company based in the United Mexican States called N-XERS S.A. de C.V.. This new company is controlled by NHI(UK) Limited, a subsidiary of Tarjetas Regionales S.A.
15.2        Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.24	12.31.23
Play Digital S.A.	19.75%	CABA	4,087,764	5,771,514
The movements of such investment are as follows:

Company	12.31.23	Contributions	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.24
Play Digital S.A.	5,771,514	568,795	3,042,092	(5,294,637)	4,087,764

Company	12.31.22	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	4,521,578	5,238,895	250,178	(4,239,137)	5,771,514
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	33,650,370	23,314,600	10,335,770	(15,706,485)
(*) Balances according to financial statements as of September 31, 2024, restated in closing currency.
For more details see Schedule E.
15.3         Business combinations
Sudamericana Seguros Galicia S.A. (ex Seguros Sura S.A.)
On August 11, 2023 Sudamericana Holding S.A. entered into a share purchase agreement with Suramericana S.A. and Santa María del Sol S.A.U. (collectively “the seller”), whereby they agreed to sell their entire shareholding in Seguros Sura S.A. after approval of such transaction by the Argentine Superintendency of Insurance (Superintendencia de Seguros de la Nación, SSN).
On September 21, 2023, the SSN approved the transaction and, as a consequence, on October 11, 2023, it was materialized through the transfer of 4,512,697,946 ordinary shares with a nominal value of Ps.1 (expressed in Argentine pesos) and with one vote per share, representing 99.43% of the capital and votes of Sudamericana Seguros Galicia S.A. (formerly Seguros Sura S.A.).
The acquiree company is an insurance company that offers insurance solutions and services for individuals and families, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors who make it possible to achieve more than half of the insurer's turnover. The incorporation of the aforementioned company complements the marketing of insurance, which until now was only channeled through the Bank. Seguros Sura S.A. has 775,000 customers and 13 branch offices in the country and a network of approximately 5,000 insurance producers.
The acquired business generated, from the insurance activity, income for the Group amounting to Ps.64,299,530 and a loss of Ps.(985,642) for the period from the acquisition date to December 31, 2023. If such acquisition had occurred on January 1, 2023, the income would have amounted to Ps.236,304,077 and the loss would have amounted to Ps.(9,346,437).
The consideration paid for the business combination amounted to Ps.24,280,276.
The fair value of the net assets acquired as at September 30, 2023 amounted to Ps.34,899,862.
Due to the strategy of concentrating its operations in fewer countries and the need to sell the company in Argentina, the seller accepted the consideration paid. Since the latter is lower than the amount of net assets acquired, the Group recorded a gain of Ps.10,619,586 in “Share of profit from Associates and Joint Ventures.”
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	5,566,223
Investments	167,389,692
Property, Plant and Equipment	5,159,816
Reinsurance Contract Assets	34,983,523
Other Assets	26,928,803
Total Assets	240,028,057
Liabilities
Provisions	1,223,339
Insurance Contracts Liabilities	185,364,707
Other Liabilities	18,341,451
Total Liabilities	204,929,497
Net Assets	35,098,560
Non-controlling Interest (*)	(198,698)
Net Assets Acquired	34,899,862
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.
GGAL Holdings S.A. (ex HSBC Argentina Holdings S.A.)
On April 9, 2024, Banco Galicia together with Grupo Financiero Galicia S.A. entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”) pursuant to which they simultaneously acquire the equity interests that HLA currently holds directly in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A., the “Direct Participation”.
On September 12, 2024, the Central Bank of Argentina issued Resolution No. 309, approving the acquisition by Banco Galicia and Grupo Financiero Galicia S.A. of HSBC Latin America B.V.'s (“HLA”) shareholding in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. through a share purchase agreement.
Banco Galicia was the purchaser of 57.89% of the Direct Equity Interests, and Grupo Financiero Galicia S.A. was the purchaser of the remaining 42.11%.
Banco Galicia and Grupo Financiero Galicia S.A. simultaneously acquired, directly and indirectly, 99.99383% of the capital stock and voting rights of HSBC Bank Argentina S.A., and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
On December 6, 2024, it was materialized through the transfer of the Direct Participation according to the following detail:

			Grupo Financiero Galicia S.A.		Banco de Galicia y Buenos Aires S.A.
				42.11%		57.89%
Acquired company	Capital Stock	Total shares acquired	Shares	% of ownership	Shares	% of ownership
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,184,364,392	1,180,367,030	497,052,556	41.968%	683,314,474	57.695%
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	11,513,929	65,222	27,465	0.239%	37,757	0.328%
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	1,244,125,589	103,739	43,684	0.004%	60,055	0.005%
Additionally, Grupo Financiero Galicia S.A. acquired a subordinated debt issued by Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.) in favor of HSBC Latin America Holdings (UK) Limited, for a N.V. of US$100,000.
The acquired business has 101 branches, whose geographic distribution is very similar to that of Grupo Galicia. In terms of revenue synergies, this transaction incorporates 593,330 individual and 10,141 corporate customers. In addition, a significant portion of these customers belong to the most attractive high-income segments with higher value generation and high transactionality.
As a result, Grupo Galicia became the largest private financial group in Argentina, confirming its commitment to the sustainable development and growth of the country. This transaction allows the group to generate economies of scale and strengthen its value proposition based on our three strategic pillars -experience, growth and profitability-. In this way, we will continue to differentiate ourselves from our competitors, improve the daily lives of our customers and complement our product offering, generating capabilities for the development of our businesses and stakeholders.
Furthermore, the acquisition of life and pension insurance businesses represents a strategic move in the insurance sector, adding two high-potential product segments to the group’s portfolio. This opportunity represents an excellent proposition to continue adding assets and businesses, strengthening the group’s economic and financial position, solvency and liquidity, and the sustainability of the organization.
The acquired business generated revenue for the Group of Ps. 68,940,102 and a result (loss) of Ps.(170,185,166) for the period from the acquisition date to December 31, 2024.
If the acquisition had taken place on January 1, 2024, the revenue would have been Ps 1,588,425,956, and the result would have been a profit of Ps. 42,686,474.
The transaction amount at the closing currency exchange rate amounted to Ps.1,163,250,415.
The fair value of the acquired net assets at the closing currency exchange rate amounts to Ps.1,793,241,094, as detailed below:

Item	Fair value
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,793,057,450
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	46,438
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	137,206
Total	1,793,241,094
The fair value of the net assets acquired is currently under review and could be subject to changes within one year from the date of acquisition, in accordance with IFRS 3, however, it is estimated that no significant variations will arise from the aforementioned review.

Item	Fair Value
Assets
Cash and Due from Banks	1,310,884,991
Debt Securities at Fair Value through Profit or Loss	85,941,022
Derivative Financial Instruments	7,156,180
Repurchase Transactions	1,496,333
Other Financial Assets	289,188,864
Loans and Other Financing	2,067,304,949
Other Debt Securities	1,379,504,388
Financial Assets Pledged as Collateral	162,330,005
Investments in Equity Instruments	10,108,406
Investment in Associates and Joint Ventures	108,427,963
Property, Plant and Equipment	214,331,665
Intangible Assets Core Deposits	37,027,487
Intangible Assets	18,660,007
Deferred Income Tax Assets	67,021,832
Other Non-financial Assets	103,888,529
Non-current Assets Held for Sale	14,504,969
Total Assets	5,877,777,590
Liabilities
Deposits	3,475,435,914
Derivative Financial Instruments	5,188,139
Repurchase Transactions	12,199,674
Other Financial Liabilities	236,486,532
Financing from the Argentine Central Bank and Other Financial Institutions	6,315,307
Subordinated Debt Securities	94,534,136
Provisions	29,118,510
Deferred Income Tax Liabilities	44,918,911
Other Non-Financial Liabilities	180,237,868
Total Liabilities	4,084,434,991
Net Assets	1,793,342,599
Non-controlling Interest (*)	(101,505)
Net assets acquired	1,793,241,094
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.
The acquisition of the business at a value lower than its market value was due to a combination of strategic and negotiation factors. The seller’s intention to concentrate its operations in fewer countries led them to sell their companies in Argentina and accept the price paid. This purchase represents an investment that allows us to obtain valuable assets and key capabilities at a reduced cost, thus strengthening our competitive position. Since the price paid is lower than the fair value of the assets acquired, Grupo Galicia recorded a gain of Ps.724,524,816 in “Share of profit from Associates and Joint Ventures”.
On December 6, 2024, Grupo Galicia cancelled its obligations with HLA for a total of Ps. 1,132,623,107. This settlement was made through a bank transfer of Ps. 354,443,055, the issuance of shares for Ps. 681,199,458 (see Note 31), the issuance of a non-publicly offered negotiable obligation for Ps. 82,436,043 (US$81,158, at the exchange rate in effect on the settlement date) (see Note 27), and a liability of Ps. 14,544,551 (US$14,319.03, at the exchange rate in effect on the settlement date). The last two amounts correspond to the price adjustment agreed upon in the transaction.
Corporate Restructuring - GGAL Holdings S.A. (ex HSBC Argentina Holdings S.A.)
As part of the corporate restructuring of GGAL Holdings S.A., the following transactions took place:
On December 26, 2024, Grupo Financiero Galicia S.A. acquired 3,997,362 shares of GGAL Holdings S.A. from GGAL Participaciones S.A. On the same date, it acquired shares of GGAL Participaciones S.A. from Banco GGAL S.A. Additionally, Galicia Asset Management S.A.U. acquired Banco GGAL S.A.'s 43.5608% stake in GGAL Asset Management S.A. S.G.F.C.I.
On December 30, 2024, Banco Galicia and Grupo Financiero Galicia S.A. contributed all of their shares in GGAL Participaciones S.A. to GGAL Holdings S.A. in kind, with GGAL Participaciones S.A. becoming GGAL Participaciones S.A.U. This modification was registered with the Public Registry of Commerce on February 3, 2025.
Corporate Reorganizations
On February 3, 2025, the Boards of Directors of the companies involved resolved to initiate the necessary steps to carry out a corporate reorganization. The objective is to improve the organization and use of resources, as well as to achieve a more effective and efficient technical and administrative management.
The Corporate Reorganization will consist of a spin-off-merger and mergers by absorption, in accordance with the provisions of: (a) Article 88, first paragraph, subsection I, and Article 82 of the General Companies Law No. 19,550, and its amendments ("LGS"), (b) Articles 146, 151, and 152 of General Resolution 15/2024 of the IGJ, and (c) framing it as three simultaneous and interconnected business reorganizations free of taxes between entities of the same economic group under Article 80 of the Income Tax Law, consolidated text by Decree 824/2019 and its amendments (the "LIG"). See Note 54.